Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventManagement has evaluated all subsequent event transactions and events from January 1, 2026 through June 29, 2026, the date on which these financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.